Share capital	3 Months Ended
Mar. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
Share capital
On January 27, 2020, 269,230 ordinary shares were issued following the exercise of RSUs. This exercise of RSUs raised net proceeds of £2,692.
The new ordinary shares issued in connection with the RSUs exercised rank pari passu with existing ordinary shares.
As of March 31, 2020, the number of ordinary shares in issue was 336,159,511.